ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2018	Mar. 31, 2017
Capital Unit [Line Items]
Partners Capital Account Units Issued	83,651,080	83,651,080
Partners Capital Account Units Outstanding	83,175,478	83,310,666
Series Twenty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,866,700	3,866,700
Partners Capital Account Units Outstanding	3,829,200	3,833,200
Series Twenty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	1,892,700	1,892,700
Partners Capital Account Units Outstanding	1,879,500	1,879,500
Series Twenty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,564,400	2,564,400
Partners Capital Account Units Outstanding	2,550,645	2,557,045
Series Twenty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,336,727	3,336,727
Partners Capital Account Units Outstanding	3,303,327	3,314,827
Series Twenty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,169,878	2,169,878
Partners Capital Account Units Outstanding	2,152,753	2,154,253
Series Twenty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,026,109	3,026,109
Partners Capital Account Units Outstanding	3,016,809	3,016,809
Series Twenty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,995,900	3,995,900
Partners Capital Account Units Outstanding	3,965,400	3,977,000
Series Twenty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,460,700	2,460,700
Partners Capital Account Units Outstanding	2,443,900	2,446,400
Series Twenty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,000,738	4,000,738
Partners Capital Account Units Outstanding	3,984,138	3,990,738
Series Twenty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,991,800	3,991,800
Partners Capital Account Units Outstanding	3,955,225	3,965,300
Series Thirty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,651,000	2,651,000
Partners Capital Account Units Outstanding	2,621,200	2,631,000
Series Thirty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,417,857	4,417,857
Partners Capital Account Units Outstanding	4,382,757	4,395,557
Series Thirty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,754,198	4,754,198
Partners Capital Account Units Outstanding	4,736,198	4,740,198
Series Thirty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,636,533	2,636,533
Partners Capital Account Units Outstanding	2,626,533	2,626,533
Series Thirty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,529,319	3,529,319
Partners Capital Account Units Outstanding	3,509,919	3,517,419
Series Thirty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,300,463	3,300,463
Partners Capital Account Units Outstanding	3,279,913	3,288,363
Series Thirty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,106,838	2,106,838
Partners Capital Account Units Outstanding	2,092,704	2,095,704
Series Thirty Seven [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,512,500	2,512,500
Partners Capital Account Units Outstanding	2,489,100	2,495,600
Series Thirty Eight [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,543,100	2,543,100
Partners Capital Account Units Outstanding	2,538,700	2,540,100
Series Thirty Nine [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,292,151	2,292,151
Partners Capital Account Units Outstanding	2,288,351	2,288,351
Series Forty [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,630,256	2,630,256
Partners Capital Account Units Outstanding	2,621,756	2,622,756
Series Forty One [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,891,626	2,891,626
Partners Capital Account Units Outstanding	2,874,926	2,884,126
Series Forty Two [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,744,262	2,744,262
Partners Capital Account Units Outstanding	2,732,262	2,736,262
Series Forty Three [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	3,637,987	3,637,987
Partners Capital Account Units Outstanding	3,629,487	3,632,487
Series Forty Four [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,701,973	2,701,973
Partners Capital Account Units Outstanding	2,693,973	2,699,473
Series Forty Five [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	4,014,367	4,014,367
Partners Capital Account Units Outstanding	4,008,167	4,009,667
Series Forty Six [Member]
Capital Unit [Line Items]
Partners Capital Account Units Issued	2,980,998	2,980,998
Partners Capital Account Units Outstanding	2,968,635	2,971,998